December 21, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

Attached for filing on behalf of Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund, and Harbor Emerging Markets Equity Fund (the “Funds”) pursuant to the Securities Act of 1933, as amended, and Rule 497(e) thereunder and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the final form of the Funds’ prospectus, filed pursuant to Rule 497(e) on December 18, 2017 (accession number 0001193125-17-372045), included in the Harbor International & Global Funds Prospectus dated March 1, 2017, as revised December 18, 2017.

Please do not hesitate to contact the undersigned at (312) 443-4428 if you have any questions.

Sincerely,

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Diana R. Podgorny, Esq.

Harbor Funds

P.O. Box 804660  |  Chicago, Illinois 60680-4108

800-422-1050  |  www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.